25. Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

25.	Leases

The Group has operating leases for its PV stations and office facilities. The Group's leases have remaining terms of less than one year to approximately twenty years. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term.

The components of lease expenses were as below:

For the year ended December 31, 2019
Short term lease expenses	$570
Operating lease expenses excluding short term lease expenses	$510

Maturities of operating lease liabilities as of December 31, 2019 were as follows:

Maturity of Lease Liabilities	Operating Leases
2020	$546
2021	378
2022	223
2023	175
2024	111
Thereafter	1,402
Total lease payments	2,835
Less: interest	(909)
Present value of lease payments	$1,926
Operating lease liabilities, current	$426
Operating lease liabilities, noncurrent	$1,500

Supplemental information related to operating leases was as follows:

For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities	$497
New operating lease assets obtained in exchange for operating lease liabilities	$2,419

Weighted average remaining lease term	11.8 Years
Weighted average discount rate	6.16%